Financial Instruments - Summary of Fair Value Information (Details) - Recurring - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 17.4	$ 1.3	$ 4.7
Other noncurrent liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	41.4	45.2	41.5
Carrying Amount | Other current liabilities- contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	17.4	1.3	4.7
Carrying Amount | Other noncurrent liabilities- contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	41.4	45.2	41.5
Fair Value | Other current liabilities- contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	17.4	1.3	4.7
Fair Value | Other noncurrent liabilities- contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 41.4	$ 45.2	$ 41.5